MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 95.6%
	AEROSPACE & DEFENSE — 1.0%
9,000,000	Kaman Corporation	3.2500	05/01/24	$ 8,502,552

	AUTOMOTIVE — 2.9%
23,000,000	Ford Motor Company(a)	(0.5700)	03/15/26	23,416,530

	BANKING — 0.1%
1,000,000	Hope Bancorp, Inc.	2.0000	05/15/38	987,955

	BASIC INDUSTRY — 1.7%
13,000,000	Dow, Inc. - Bank of America Finance LLC Synthetic(e)	2.6410	06/18/24	13,708,500

	BEVERAGES — 0.0%(b)
100,000	PepsiCo, Inc. - Citigroup Global Markets Holdings, Inc. Synthetic	1.4930	12/30/27	91,160

	BIOTECH & PHARMA — 20.3%
22,000,000	AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic(e)	1.4700	02/03/28	22,475,200
1,000,000	AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic(e)	1.9900	05/01/28	1,110,400
12,000,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	13,599,120
13,000,000	Bristol-Myers Squibb Co. - Wells Fargo Finance, LLC. Synthetic(e)	2.3100	11/01/24	13,458,900
21,000,000	Halozyme Therapeutics, Inc.	0.2500	03/01/27	19,824,042
8,000,000	Ironwood Pharmaceuticals, Inc.	0.7500	06/15/24	8,404,560
7,000,000	Ironwood Pharmaceuticals, Inc.	1.5000	06/15/26	7,410,900
24,000,000	Jazz Investments I Ltd.	1.5000	08/15/24	23,715,432
18,000,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.7920	06/30/27	17,280,000
500,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.5470	10/25/27	440,900
8,000,000	Merck & Co., Inc. - Goldman Sachs Financial Corp. Synthetic(e)	1.5700	02/24/28	8,194,400
10,000,000	Merck & Co., Inc. UBS Group AG Synthetic(e)	1.7721	05/25/28	11,060,000
20,000,000	Pacira BioSciences, Inc.	0.7500	08/01/25	18,390,020
				165,363,874
	CABLE & SATELLITE — 1.2%
10,000,000	Liberty Broadband Corp. Synthetic(c)(e)	2.3000	09/30/50	9,700,780

	CONSUMER SERVICES — 3.4%

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 95.6% (Continued)
	CONSUMER SERVICES — 3.4% (Continued)
10,000,000	Chegg, Inc.	0.1250	03/15/25	$ 8,906,700
18,000,000	Stride, Inc.	1.1250	09/01/27	18,746,280
				27,652,980
	DIVERSIFIED INDUSTRIALS — 0.0%(b)
100,000	3M Co. - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.4930	12/30/27	77,690
100,000	3M Co. - Citigroup Global Markets Holdings, Inc. Synthetic(e)	2.1030	04/20/28	77,290
				154,980
	ELECTRICAL EQUIPMENT — 2.6%
10,000,000	Camtek Ltd./Israel(a),(c)	5.8800	12/01/26	8,034,320
16,000,000	Itron, Inc.(a)	5.4500	03/15/26	13,560,784
				21,595,104
	ENTERTAINMENT CONTENT — 2.4%
21,500,000	IMAX Corporation	0.5000	04/01/26	19,593,445

	FOOD — 0.0%(b)
100,000	The Kraft Heinz Co. - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.7920	06/30/27	94,920

	HEALTH CARE FACILITIES & SERVICES — 2.9%
27,000,000	PetIQ, Inc.	4.0000	06/01/26	23,587,335

	INSTITUTIONAL FINANCIAL SERVICES — 0.0%(b)
100,000	Voya Financial, Inc. - Bank of America Finance LLC Synthetic(e)	3.1425	05/01/23	106,118

	INTERNET MEDIA & SERVICES — 5.4%
25,000,000	Amazon.com, Inc. - JPMorgan Chase Financial Company, LLC Synthetic(e)	4.9800	09/24/25	23,565,000
24,000,000	TripAdvisor, Inc.	0.2500	04/01/26	20,427,000
				43,992,000
	LEISURE FACILITIES & SERVICES — 3.8%
22,000,000	Cheesecake Factory, Inc. (The)	0.3750	06/15/26	19,180,986
13,000,000	Cracker Barrel Old Country Store, Inc.	0.6250	06/15/26	11,731,551
				30,912,537
	LEISURE PRODUCTS — 2.0%
18,000,000	LCI Industries	1.1250	05/15/26	16,356,906

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 95.6% (Continued)
	LEISURE PRODUCTS — 2.0% (Continued)
100,000	Winnebago Industries, Inc.	1.5000	04/01/25	$ 117,563
				16,474,469
	MEDICAL EQUIPMENT & DEVICES — 3.6%
24,000,000	Haemonetics Corporation(a)	5.1200	03/01/26	20,579,400
1,000,000	Lantheus Holdings(c)	2.6250	12/15/27	1,073,230
9,000,000	NuVasive, Inc.	0.3750	03/15/25	8,083,728
				29,736,358
	METALS & MINING — 2.6%
15,000,000	Century Aluminum Company	2.7500	05/01/28	12,489,405
10,000,000	First Majestic Silver Corporation	0.3750	01/15/27	8,395,230
				20,884,635
	OIL & GAS — 4.3%
9,000,000	Chevron Corporation - Bank of America Finance LLC Synthetic(e)	1.9500	10/27/28	11,414,700
16,000,000	Shell PLC - BofA Finance, LLC Synthetic(e)	4.5500	12/18/25	15,544,000
8,000,000	Shell PLC - JPMorgan Chase Financial Company, LLC Synthetic(e)	4.9800	12/17/25	7,766,400
				34,725,100
	REAL ESTATE INVESTMENT TRUSTS — 3.3%
20,000,000	Hannon Armstrong Sustainable Infrastructure(a)	2.5700	08/15/23	19,727,300
7,000,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a),(c)	1.1100	05/01/25	6,827,912
				26,555,212
	RETAIL - DISCRETIONARY — 8.2%
7,000,000	Burlington Stores, Inc.	2.2500	04/15/25	8,677,130
18,000,000	Guess?, Inc.	2.0000	04/15/24	20,097,180
13,000,000	Patrick Industries, Inc.	1.7500	12/01/28	11,854,999
25,000,000	Target Corporation - Morgan Stanley Finance LLC Synthetic(e)	5.3246	09/26/25	25,868,750
				66,498,059
	SEMICONDUCTORS — 5.7%
23,000,000	Broadcom, Inc. - Citigroup Global Markets Holdings, Inc. Synthetic(e)	5.4650	12/01/25	23,558,900
3,000,000	MACOM Technology Solutions Holdings, Inc.	0.2500	03/15/26	3,101,760
20,000,000	Vishay Intertechnology, Inc.	2.2500	06/15/25	19,955,260
				46,615,920
	SOFTWARE — 3.7%
22,000,000	Akamai Technologies, Inc.	0.3750	09/01/27	21,896,666
10,000,000	Mitek Systems, Inc.	0.7500	02/01/26	8,325,930

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 95.6% (Continued)
	SOFTWARE — 3.7% (Continued)
				$ 30,222,596
	SPECIALTY FINANCE — 0.1%
100,000	Arbor Realty Trust, Inc.(c)	7.5000	08/01/25	102,492
100,000	Blackstone Mortgage Trust, Inc.	5.5000	03/15/27	91,386
1,000,000	Redwood Trust, Inc.	5.6250	07/15/24	948,362
				1,142,240
	TECHNOLOGY HARDWARE — 5.0%
10,000,000	InterDigital, Inc.	2.0000	06/01/24	10,417,300
8,000,000	InterDigital, Inc.(c)	3.5000	06/01/27	8,803,760
1,000,000	Lumentum Holdings, Inc.	0.5000	12/15/26	913,756
24,500,000	Lumentum Holdings, Inc.(c)	0.5000	06/15/28	19,714,145
664,000	Viavi Solutions, Inc.	1.0000	03/01/24	688,940
100,000	Western Digital Corporation B	1.5000	02/01/24	96,200
				40,634,101
	TECHNOLOGY SERVICES — 1.0%
100,000	Euronet Worldwide, Inc.	0.7500	03/15/49	98,259
10,000,000	International Business Machines Corporation - JPMorgan Chase Financial Company, LLC Synthetic(e)	1.0200	06/29/28	8,380,000
100,000	Parsons Corporation	0.2500	08/15/25	109,462
100,000	Visa, Inc. - Barclays Bank PLC Synthetic(e)	1.2800	02/18/25	107,130
				8,694,851
	TRANSPORTATION & LOGISTICS — 5.5%
1,000,000	Air Transport Services Group, Inc.	1.1250	10/15/24	1,060,700
30,000,000	JetBlue Airways Corporation	0.5000	04/01/26	24,029,760
23,000,000	Spirit Airlines, Inc.	1.0000	05/15/26	19,175,859
				44,266,319
	TRANSPORTATION EQUIPMENT — 2.9%
27,000,000	Greenbrier Companies, Inc. (The)	2.8750	04/15/28	23,252,049

	TOTAL CONVERTIBLE BONDS (Cost $808,194,614)			779,162,679

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
SHORT-TERM INVESTMENTS — 4.3%
MONEY MARKET FUNDS - 4.3%
35,479,565	BlackRock Liquidity Funds T-Fund, Institutional Class, 4.07% (Cost $35,479,565)(d)	$ 35,479,565

	TOTAL INVESTMENTS - 99.9% (Cost $843,674,179)	$ 814,642,244
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	1,047,085
	NET ASSETS - 100.0%	$ 815,689,329

LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company

(a)	Zero coupon bond; rate shown is the yield at January 31, 2023.
(b)	Percentage rounds to less than 0.1%.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023 the total market value of 144A securities is $54,256,639 or 6.7% of net assets.
(d)	Rate disclosed is the seven day effective yield as of January 31, 2023.
(e)	Interest rate represents the comparable yield on the contingent payment debt instrument.

PORTFOLIO ANALYSIS

As of January 31, 2023

Sector	% of Net Assets
Health Care	26.8%
Consumer Discretionary	20.2%
Technology	18.4%
Industrial	13.7%
Communications	6.1%
Energy	4.3%
Real Estate	3.2%
Materials	2.6%
Financial	0.3%
Short-Term Investments	4.3%
Other Assets in Excess of Liabilities	0.1%
100.0%

MILLER CONVERTIBLE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 128.7%
	AEROSPACE & DEFENSE — 3.1%
2,700,000	Kaman Corporation	3.2500	05/01/24	$ 2,550,766

	AUTOMOTIVE — 3.7%
3,000,000	Ford Motor Company(a)	(0.5700)	03/15/26	3,054,330

	BASIC INDUSTRY — 3.2%
2,500,000	Dow, Inc. - Bank of America Finance LLC Synthetic(d)	2.6410	06/18/24	2,636,250

	BIOTECH & PHARMA — 24.4%
1,000,000	AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic(d)	1.4700	02/03/28	1,021,600
1,500,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	1,699,890
2,000,000	Bristol-Myers Squibb Co. - Wells Fargo Finance, LLC. Synthetic(d)	2.3100	11/01/24	2,070,600
3,200,000	Halozyme Therapeutics, Inc.	0.2500	03/01/27	3,020,806
3,000,000	Ironwood Pharmaceuticals, Inc.	0.7500	06/15/24	3,151,709
3,000,000	Jazz Investments I Ltd.	1.5000	08/15/24	2,964,429
2,300,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(d)	1.5470	06/30/27	2,208,000
1,500,000	Merck & Co., Inc. UBS Group AG Synthetic(d)	1.7721	05/25/28	1,659,000
2,500,000	Pacira BioSciences, Inc.	0.7500	08/01/25	2,298,753
				20,094,787
	CABLE & SATELLITE — 1.8%
1,500,000	Liberty Broadband Corp. Synthetic(b)(d)	2.3000	09/30/50	1,455,117

	CONSUMER SERVICES — 7.2%
3,200,000	Chegg, Inc.	0.1250	03/15/25	2,850,144
3,000,000	Stride, Inc.	1.1250	09/01/27	3,124,379
				5,974,523
	ELECTRICAL EQUIPMENT — 2.9%
3,000,000	Camtek Ltd./Israel(a),(b)	5.8800	12/01/26	2,410,296

	ENTERTAINMENT CONTENT — 3.5%
3,200,000	IMAX Corporation	0.5000	04/01/26	2,916,233

	HEALTH CARE FACILITIES & SERVICES — 3.4%
3,200,000	PetIQ, Inc.	4.0000	06/01/26	2,795,536

MILLER CONVERTIBLE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 128.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 3.4% (Continued)

	INTERNET MEDIA & SERVICES — 6.8%
3,500,000	Amazon.com, Inc. - JPMorgan Chase Financial Company, LLC Synthetic(d)	4.9800	09/24/25	$ 3,299,100
2,700,000	TripAdvisor, Inc.	0.2500	04/01/26	2,298,038
				5,597,138
	LEISURE FACILITIES & SERVICES — 5.6%
2,700,000	Cheesecake Factory, Inc. (The)	0.3750	06/15/26	2,354,030
2,500,000	Cracker Barrel Old Country Store, Inc.	0.6250	06/15/26	2,256,068
				4,610,098
	LEISURE PRODUCTS — 3.9%
3,500,000	LCI Industries	1.1250	05/15/26	3,180,510

	MEDICAL EQUIPMENT & DEVICES — 2.9%
1,500,000	Haemonetics Corporation(a)	5.1200	03/01/26	1,286,213
1,000,000	Lantheus Holdings(b)	2.6250	12/15/27	1,073,230
				2,359,443
	METALS & MINING — 5.6%
3,000,000	Century Aluminum Company	2.7500	05/01/28	2,497,881
2,500,000	First Majestic Silver Corporation	0.3750	01/15/27	2,098,808
				4,596,689
	OIL & GAS — 6.2%
1,300,000	Chevron Corporation - Bank of America Finance LLC Synthetic(d)	1.9500	10/27/28	1,648,790
1,500,000	Shell PLC - BofA Finance, LLC Synthetic(d)	4.5500	12/18/25	1,457,250
2,000,000	Shell PLC - JPMorgan Chase Financial Company, LLC Synthetic(d)	4.9800	12/17/25	1,941,600
				5,047,640
	REAL ESTATE INVESTMENT TRUSTS — 3.6%
2,000,000	Hannon Armstrong Sustainable Infrastructure(a)	2.5700	08/15/23	1,972,730
1,000,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a),(b)	1.1100	05/01/25	975,416
				2,948,146
	RETAIL - DISCRETIONARY — 10.6%
1,000,000	Burlington Stores, Inc.	2.2500	04/15/25	1,239,590
2,000,000	Guess?, Inc.	2.0000	04/15/24	2,233,020
2,300,000	Patrick Industries, Inc.	1.7500	12/01/28	2,097,423

MILLER CONVERTIBLE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 128.7% (Continued)
	RETAIL - DISCRETIONARY — 10.6% (Continued)
3,000,000	Target Corporation - Morgan Stanley Finance LLC Synthetic(d)	5.3246	09/26/25	$ 3,104,250
				8,674,283
	SEMICONDUCTORS — 5.8%
2,000,000	Broadcom, Inc. - Citigroup Global Markets Holdings, Inc. Synthetic(d)	5.4650	12/01/25	2,048,600
2,700,000	Vishay Intertechnology, Inc.	2.2500	06/15/25	2,693,960
				4,742,560
	SOFTWARE — 5.1%
3,000,000	Akamai Technologies, Inc.	0.3750	09/01/27	2,985,909
1,500,000	Mitek Systems, Inc.	0.7500	02/01/26	1,248,890
				4,234,799
	SPECIALTY FINANCE — 1.6%
1,300,000	Arbor Realty Trust, Inc.(b)	7.5000	08/01/25	1,332,396

	TECHNOLOGY HARDWARE — 7.5%
3,000,000	InterDigital, Inc.	2.0000	06/01/24	3,125,189
3,300,000	Lumentum Holdings, Inc.	0.5000	12/15/26	3,015,395
				6,140,584
	TRANSPORTATION & LOGISTICS — 6.4%
4,000,000	JetBlue Airways Corporation	0.5000	04/01/26	3,203,967
2,500,000	Spirit Airlines, Inc.	1.0000	05/15/26	2,084,333
				5,288,300
	TRANSPORTATION EQUIPMENT — 3.9%
3,700,000	Greenbrier Companies, Inc. (The)	2.8750	04/15/28	3,186,392

	TOTAL CONVERTIBLE BONDS (Cost $109,803,321)			105,826,816

Shares
	SHORT-TERM INVESTMENTS — 7.6%
	MONEY MARKET FUNDS - 7.6%
6,234,600	BlackRock Liquidity Funds T-Fund, Institutional Class, 4.07% (Cost $6,234,600)(c)			6,234,600

MILLER CONVERTIBLE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Fair Value
SHORT-TERM INVESTMENTS — 7.6% (Continued)
MONEY MARKET FUNDS - 7.6% (Continued)

TOTAL INVESTMENTS - 136.3% (Cost $116,037,921)	$ 112,061,416
LIABILITIES IN EXCESS OF OTHER ASSETS - (36.3)%	(29,814,836)
NET ASSETS - 100.0%	$ 82,246,580

LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company

(a)	Zero coupon bond; rate shown is the yield at January 31, 2023.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023 the total market value of 144A securities is $7,246,455 or 8.8% of net assets.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2023.
(d)	Interest rate represents the comparable yield on the contingent payment debt instrument.

PORTFOLIO ANALYSIS

As of January 31, 2023

Sector	% of Net Assets
Consumer Discretionary	31.0%
Health Care	30.7%
Technology	22.4%
Industrial	19.6%
Communications	8.1%
Energy	6.1%
Materials	5.6%
Real Estate	3.6%
Financial	1.6%
Short-Term Investments	7.6%
Liabilities In Excess of Other Assets	(36.3)%
100.0%

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 87.7%
	AEROSPACE & DEFENSE — 1.7%
3,000,000	Kaman Corporation	3.2500	05/01/24	$ 2,834,184

	AUTOMOTIVE — 2.5%
4,000,000	Ford Motor Company(a)	(0.5700)	03/15/26	4,072,440

	BASIC INDUSTRY — 1.3%
2,000,000	Dow, Inc. - Bank of America Finance LLC Synthetic(d)	2.6410	06/18/24	2,109,000

	BIOTECH & PHARMA — 14.5%
3,100,000	AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic(d)	1.4700	02/03/28	3,166,961
2,200,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	2,493,172
3,600,000	Halozyme Therapeutics, Inc.	0.2500	03/01/27	3,398,407
2,500,000	Ironwood Pharmaceuticals, Inc.	0.7500	06/15/24	2,626,425
3,600,000	Jazz Investments I Ltd.	1.5000	08/15/24	3,557,314
1,000,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(d)	1.7920	06/30/27	960,000
1,500,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(d)	1.5470	10/25/27	1,322,700
2,800,000	Merck & Co., Inc. - Goldman Sachs Financial Corp. Synthetic(d)	1.5700	02/24/28	2,868,040
3,800,000	Pacira BioSciences, Inc.	0.7500	08/01/25	3,494,104
				23,887,123
	CABLE & SATELLITE — 1.8%
3,000,000	Liberty Broadband Corp. Synthetic(b)(d)	2.3000	09/30/50	2,910,234

	CONSUMER SERVICES — 4.6%
3,500,000	Chegg, Inc.	0.1250	03/15/25	3,117,345
4,200,000	Stride, Inc.	1.1250	09/01/27	4,374,132
				7,491,477
	ELECTRICAL EQUIPMENT — 2.5%
2,000,000	Camtek Ltd./Israel(a),(b)	5.8800	12/01/26	1,606,864
3,000,000	Itron, Inc.(a)	5.4500	03/15/26	2,542,647
				4,149,511
	ENTERTAINMENT CONTENT — 2.2%
4,000,000	IMAX Corporation	0.5000	04/01/26	3,645,292

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 87.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 1.8%
3,300,000	PetIQ, Inc.	4.0000	06/01/26	$ 2,882,897

	INTERNET MEDIA & SERVICES — 4.2%
4,000,000	Amazon.com, Inc. - JPMorgan Chase Financial Company, LLC Synthetic(d)	4.9800	09/24/25	3,770,400
3,600,000	TripAdvisor, Inc.	0.2500	04/01/26	3,064,050
				6,834,450
	LEISURE FACILITIES & SERVICES — 3.4%
3,800,000	Cheesecake Factory, Inc. (The)	0.3750	06/15/26	3,313,079
2,500,000	Cracker Barrel Old Country Store, Inc.	0.6250	06/15/26	2,256,068
				5,569,147
	LEISURE PRODUCTS — 2.3%
4,200,000	LCI Industries	1.1250	05/15/26	3,816,611

	MEDICAL EQUIPMENT & DEVICES — 4.2%
4,000,000	Haemonetics Corporation(a)	5.1200	03/01/26	3,429,900
2,000,000	Lantheus Holdings(b)	2.6250	12/15/27	2,146,460
1,500,000	NuVasive, Inc.	0.3750	03/15/25	1,347,288
				6,923,648
	METALS & MINING — 1.2%
1,000,000	Century Aluminum Company	2.7500	05/01/28	832,627
1,400,000	First Majestic Silver Corporation	0.3750	01/15/27	1,175,332
				2,007,959
	OIL & GAS — 3.0%
550,000	Chevron Corporation - Bank of America Finance LLC Synthetic(d)	1.9500	10/27/28	697,565
4,300,000	Shell PLC - BofA Finance, LLC Synthetic(d)	4.5500	12/18/25	4,177,450
				4,875,015
	REAL ESTATE INVESTMENT TRUSTS — 2.4%
3,000,000	Hannon Armstrong Sustainable Infrastructure(a)	2.5700	08/15/23	2,959,095
1,000,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a),(b)	1.1100	05/01/25	975,416
				3,934,511
	RETAIL - DISCRETIONARY — 7.5%
1,800,000	Burlington Stores, Inc.	2.2500	04/15/25	2,231,262
3,000,000	Guess?, Inc.	2.0000	04/15/24	3,349,530

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 87.7% (Continued)
	RETAIL - DISCRETIONARY — 7.5% (Continued)
3,000,000	Patrick Industries, Inc.	1.7500	12/01/28	$ 2,735,769
3,800,000	Target Corporation - Morgan Stanley Finance LLC Synthetic(d)	5.3246	09/26/25	3,932,050
				12,248,611
	SEMICONDUCTORS — 5.4%
3,600,000	Broadcom, Inc. - Citigroup Global Markets Holdings, Inc. Synthetic(d)	5.4650	12/01/25	3,687,480
1,800,000	MACOM Technology Solutions Holdings, Inc.	0.2500	03/15/26	1,861,056
3,200,000	Vishay Intertechnology, Inc.	2.2500	06/15/25	3,192,842
				8,741,378
	SOFTWARE — 3.1%
3,500,000	Akamai Technologies, Inc.	0.3750	09/01/27	3,483,561
2,000,000	Mitek Systems, Inc.	0.7500	02/01/26	1,665,186
				5,148,747
	SPECIALTY FINANCE — 2.1%
2,000,000	Arbor Realty Trust, Inc.(b)	7.5000	08/01/25	2,049,840
1,500,000	Blackstone Mortgage Trust, Inc.	5.5000	03/15/27	1,370,793
				3,420,633
	TECHNOLOGY HARDWARE — 6.3%
2,000,000	InterDigital, Inc.	2.0000	06/01/24	2,083,460
2,000,000	InterDigital, Inc.(b)	3.5000	06/01/27	2,200,940
4,000,000	Lumentum Holdings, Inc.	0.5000	12/15/26	3,655,023
2,400,000	Western Digital Corporation B	1.5000	02/01/24	2,308,790
				10,248,213
	TECHNOLOGY SERVICES — 3.0%
1,900,000	Euronet Worldwide, Inc.	0.7500	03/15/49	1,866,925
3,700,000	International Business Machines Corporation - JPMorgan Chase Financial Company, LLC Synthetic(d)	1.0200	06/29/28	3,100,600
				4,967,525
	TRANSPORTATION & LOGISTICS — 4.3%
5,000,000	JetBlue Airways Corporation	0.5000	04/01/26	4,004,959
3,500,000	Spirit Airlines, Inc.	1.0000	05/15/26	2,918,066
				6,923,025
	TRANSPORTATION EQUIPMENT — 2.4%
4,500,000	Greenbrier Companies, Inc. (The)	2.8750	04/15/28	3,875,342

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 87.7% (Continued)
	TRANSPORTATION EQUIPMENT — 2.4% (Continued)

	TOTAL CONVERTIBLE BONDS (Cost $147,279,845)			143,516,973

	U.S. GOVERNMENT & AGENCIES — 7.9%
	U.S. TREASURY BILLS — 7.9%
10,000,000	United States Treasury Bill(a)	4.2600	02/21/23	$ 9,975,569
3,000,000	United States Treasury Bill(a)	4.3200	02/23/23	2,991,862
				12,967,431
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $12,968,857)			12,967,431

Shares
	SHORT-TERM INVESTMENTS — 5.3%
	MONEY MARKET FUNDS - 5.3%
8,597,412	BlackRock Liquidity Funds T-Fund, Institutional Class, 4.07% (Cost $8,597,412)(c)			8,597,412

	TOTAL INVESTMENTS - 100.9% (Cost $168,846,114)			$ 165,081,816
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%			(1,497,724)
	NET ASSETS - 100.0%			$ 163,584,092

LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company

(a)	Zero coupon bond; rate shown is the yield at January 31, 2023.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023 the total market value of 144A securities is $11,889,754 or 7.3% of net assets.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2023.
(d)	Interest rate represents the comparable yield on the contingent payment debt instrument.

PORTFOLIO ANALYSIS

As of January 31, 2023

Sector	% of Net Assets
Health Care	20.6%
Consumer Discretionary	20.3%
Technology	20.1%
Industrial	12.1%
Communications	5.9%
Energy	3.0%
Real Estate	2.4%
Financial	2.1%
Materials	1.2%
U.S. Treasury Obligations	7.9%
Short-Term Investments	5.3%
Liabilities In Excess of Other Assets	(0.9)%
100.0%